Significant Accounting Policies (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 11, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 08, 2015
Schedule of Equity Method Investments [Line Items]
VIE, total assets			$ 64,314
VIE, total liabilities			65,358
VIE, net assets			(1,044)
Capitalized interest		$ 12,060	39,225	$ 69,714
Depreciation method		straight-line
Estimated residual value of vessels per lightweight ton		$ 250
Impairment loss and loss from sale of vessels and vessel owning companies		$ (1,057,116)	(38,148)	(43,490)
Maintenance And Vessel Operating Expense Average Annual Inflation Rate Assumption		2.00%
Carrying value of the investment		$ 91,410	0
Amortization and write off of Financing Costs		23,834	50,551	$ 46,006
Subsequent Event
Schedule of Equity Method Investments [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-25 reverse stock split of the Company's common shares
Additional Charges
Schedule of Equity Method Investments [Line Items]
Impairment loss and loss from sale of vessels and vessel owning companies		$ (113,019)
Minimum
Schedule of Equity Method Investments [Line Items]
Variances On Time Charter Rates		92.50%
Maximum
Schedule of Equity Method Investments [Line Items]
Variances On Time Charter Rates		97.50%
Drybulk and Tanker Carrier Vessels
Schedule of Equity Method Investments [Line Items]
Useful life		25 years
Drybulk Carrier Vessels
Schedule of Equity Method Investments [Line Items]
Fleet Utilization Assumption		98.00%
Offshore Support Vessels
Schedule of Equity Method Investments [Line Items]
Useful life		30 years
Fleet Utilization Assumption		99.00%
Bare Deck
Schedule of Equity Method Investments [Line Items]
Useful life		30 years
Other Asset Parts | Minimum
Schedule of Equity Method Investments [Line Items]
Useful life		5 years
Other Asset Parts | Maximum
Schedule of Equity Method Investments [Line Items]
Useful life		15 years
Drilling Units
Schedule of Equity Method Investments [Line Items]
Residual value		$ 35,000	35,000
Drilling Units
Schedule of Equity Method Investments [Line Items]
Residual value		50,000	50,000
One Vessel
Schedule of Equity Method Investments [Line Items]
Impairment loss and loss from sale of vessels and vessel owning companies		(83,937)	$ (38,148)
Certain vessels and vessel owning companies
Schedule of Equity Method Investments [Line Items]
Impairment loss and loss from sale of vessels and vessel owning companies		$ (854,125)
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ownership interest in Ocean Rig		40.40%			47.20%
Carrying value of the investment		$ 401,878
Market value of the investment		91,410			$ 514,047
Loss recognized due to impairment		$ 310,468